INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Inventory
Goods in transit	$ 1,671,709	$ 751,737
Supplies	6,778,170	4,482,827
Inventories	30,779,336	27,322,003
Agrochemicals
Inventory
Inventories	32,346	22,137
Seeds and Grains
Inventory
Inventories	643,295	207,519
Microbiological resale products
Inventory
Inventories	13,278,992	13,894,018
Microbiological products produced
Inventory
Inventories	9,135,393	8,370,583
Allowance for obsolescence
Inventory
Inventories	$ (760,569)	$ (406,818)